Common Shares (Details Textual) - $ / shares	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Common Shares (Textual)
Par value per share	$ 0.01
Shares outstanding	48,438,751
Cancelled shares	8,555
Common shares [Member]
Common Shares (Textual)
Authorized share capital	750,000,000	1,000
Par value per share	$ 0.01	$ 0.01
Increased in shares	48,447,306
Shares outstanding	45,426,251
Preference shares [Member]
Common Shares (Textual)
Authorized share capital	100,000,000	1,000
Par value per share	$ 0.01	$ 0.01
Earnout Shares [Member]
Common Shares (Textual)
Authorized share capital	3,012,500
Par value per share	$ 0.01
Shares outstanding	3,012,500
Vesting stock price at upper range	$ 15.25
Vesting stock prices at lower range	$ 11.50